INCOME TAXES - Movements In Temporary Differences (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset), beginning of period	$ 151.1	$ 196.7
Recognized in income	(21.9)	(44.7)
Recognized in OCI	(21.4)	20.3
Recognized in equity	0.5	2.4
Business combinations		(23.7)
Foreign currency exchange differences	1.0	0.1
Deferred tax liability (asset), end of period	109.3	151.1
Non-capital loss carryforwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset), beginning of period	89.7	142.5
Recognized in income	87.0	(61.3)
Recognized in OCI	0.0	0.0
Recognized in equity	0.0	0.0
Business combinations		3.3
Foreign currency exchange differences	1.6	5.2
Deferred tax liability (asset), end of period	178.3	89.7
Unclaimed research & development expenditures
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset), beginning of period	227.8	162.1
Recognized in income	(133.9)	59.0
Recognized in OCI	0.0	0.0
Recognized in equity	0.0	0.0
Business combinations		0.0
Foreign currency exchange differences	(4.6)	6.7
Deferred tax liability (asset), end of period	89.3	227.8
Investment tax credits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset), beginning of period	(76.8)	(73.8)
Recognized in income	(6.2)	(3.0)
Recognized in OCI	0.0	0.0
Recognized in equity	0.0	0.0
Business combinations		0.0
Foreign currency exchange differences	0.0	0.0
Deferred tax liability (asset), end of period	(83.0)	(76.8)
Property, plant and equipment and right-of-use of assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset), beginning of period	(168.0)	(154.1)
Recognized in income	(24.4)	9.3
Recognized in OCI	0.0	0.0
Recognized in equity	0.0	0.0
Business combinations		(11.1)
Foreign currency exchange differences	4.6	(12.1)
Deferred tax liability (asset), end of period	(187.8)	(168.0)
Intangible assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset), beginning of period	(126.8)	(39.0)
Recognized in income	12.3	(59.7)
Recognized in OCI	0.0	0.0
Recognized in equity	0.0	0.0
Business combinations		(26.3)
Foreign currency exchange differences	1.0	(1.8)
Deferred tax liability (asset), end of period	(113.5)	(126.8)
Amounts not currently deductible including interest limitation
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset), beginning of period	110.7	76.9
Recognized in income	23.0	22.7
Recognized in OCI	0.0	0.0
Recognized in equity	0.5	2.4
Business combinations		6.5
Foreign currency exchange differences	(1.6)	2.2
Deferred tax liability (asset), end of period	132.6	110.7
Government participation
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset), beginning of period	93.6	86.4
Recognized in income	5.0	7.2
Recognized in OCI	0.0	0.0
Recognized in equity	0.0	0.0
Business combinations		0.0
Foreign currency exchange differences	0.0	0.0
Deferred tax liability (asset), end of period	98.6	93.6
Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset), beginning of period	0.9	(4.3)
Recognized in income	15.3	(18.9)
Recognized in OCI	(21.4)	20.3
Recognized in equity	0.0	0.0
Business combinations		3.9
Foreign currency exchange differences	0.0	(0.1)
Deferred tax liability (asset), end of period	$ (5.2)	$ 0.9